Other liabilities - Balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Other current liabilities	$ 219	$ 277
Other non-current liabilities	112	120
Total Other Liabilities	$ 331	$ 397